SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.                                      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The consolidated financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States of America (“US GAAP”).

Basis of consolidation

The consolidated financial statements include the financial statements of HiSoft International, all its subsidiaries and the VIE.  All inter-company transactions and balances have been eliminated upon consolidation.

Use of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.  Significant accounting estimates reflected in the consolidated financial statements include, but are not limited to revenue recognition, provision for income taxes, estimates of fair values of common shares, share-based compensation, impairment of goodwill and intangible assets, allowance for doubtful accounts, contingent purchase consideration as well as performance based share awards.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use and have maturities of three months or less when purchased.

Term deposits

The Group’s term deposits are classified as held-to-maturity and carried at cost.  The term deposits mature within one year from the contractual dates and are subject to penalty for early redemption before their maturity.

Allowance for doubtful accounts

Accounts receivables represent those receivables derived in the ordinary course of business.  The Group maintains an allowance for doubtful accounts for estimated incurred losses on uncollected accounts receivables.  Management considers the following factors when determining the collectability of specific accounts: credibility of the customers, aging of the receivables, historical loss experience and other specific circumstances related to the accounts.

Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash and accounts receivable.  The Group places its cash and cash equivalents and restricted cash with financial institutions with high credit ratings and reputations.  The Group conducts credit evaluations of its clients and generally does not require collateral or other security from them.  The maximum exposure to credit risk is represented by their carrying amounts in the consolidated balance sheet.

Details of customers accounting for 10% or more of net revenues were as follows:

	Years ended December 31,
	2009	%	2010	%	2011	%
Client A	12,525	14	17,258	12	23,928	11
Client B	8,793	10	16,534	11	17,826	8

As of December 31, 2010 and December 31, 2011, there is no individual customer accounting for 10% or more of the accounts receivable balance.

Loan receivable from related party - current

Loan receivable as of December 31, 2010 relates to an interest-free loan to the former Chairman of the Company secured by a pledge of 3,072,085 common shares of the Company owned by the former Chairman.  The loan is fully repaid during 2011.

Property, plant and equipment, net

Property, plant and equipment, net, are stated at cost less accumulated depreciation.  Depreciation is provided using the straight-line method over the following estimated useful lives:

Furniture, fixtures and electronic equipment	3 - 5 years
Transportation equipment	5 years
Leasehold improvements	Shorter of useful life of the asset or the lease term

Intangible assets

Acquired intangible assets, other than goodwill, are initially measured and recorded at their fair values.  Subsequently, intangible assets are stated at cost less accumulated amortization and impairment loss.  Customer base and customer relationship are amortized using the estimated attrition pattern.  Other acquired intangible assets are amortized using the straight-line method.  The estimated economic lives are as follows:

Customer base and customer relationship	3 - 6.8 years
Non-compete clause	5 years
Contract backlog	0.91 - 1.3 year
Trade name	5 years - Indefinite
Trademark	5 years - Indefinite

The weighted-average amortization period for intangible assets subject to amortization acquired through business combinations in 2011 are as follows:

Weighted-average
amortization
Intangible assets	period (years)

Customer relationship	3.63
Non-compete clause	0.20
Contract backlog	0.16
Trademark	0.07

Total	4.06

Impairment of long-lived assets with definite lives

The Group evaluates the recoverability of long-lived assets, including property and equipment and intangible assets, with determinable useful lives whenever events or changes in circumstances indicate that an asset’s carrying amount may not be recoverable.  The Group measures the carrying amount of long-lived asset against the estimated undiscounted future cash flows associated with it.  Impairment exists when the sum of the expected future net cash flows is less than the carrying value of the asset being evaluated.  Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value.  Fair value is estimated based on various valuation techniques, including the discounted value of estimated future cash flows.  The evaluation of asset impairment requires the Group to make assumptions about future cash flows over the life of the asset being evaluated.  These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

Impairment of goodwill and indefinite-lived intangible assets

Goodwill and intangible assets with indefinite useful lives are not amortized, but tested for impairment annually or more frequently if event and circumstances indicate that they might be impaired.

The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheet as goodwill. Absent any impairment indicators, the Group performs its annual impairment test on December 31 each year, following a two-step process.  The first step compares the fair value of each reporting unit to its carrying amount, including goodwill.  If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required.  If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill.  The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit.  The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill.  An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.

An intangible asset that is not subject to amortization is tested for impairment at least annually or if events or changes in circumstances indicate that the asset might be impaired.  Such impairment test compares the fair values of assets with their carrying value amounts and an impairment loss is recognized if and when the carrying amounts exceed the fair values.  The estimates of fair values of intangible assets not subject to amortization are determined using various discounted cash flow valuation methodologies.  Significant assumptions are inherent in this process, including estimates of discount rates.

Revenue recognition

The Group enters into sales contractual arrangements related to its technology outsourcing services.  For each contract, revenues are recognized in accordance with an authoritative pronouncement regarding revenue recognition issued by FASB and when all of the following criteria are met: persuasive evidence of sales arrangement exists; delivery has occurred or services have been rendered; the price is fixed or determinable; and collectability is reasonably assured.

Reimbursable out-of-pocket expenses and material costs are recognized as revenues when billed.

Arrangements for technology outsourcing services are either on a time-and-material or fixed-price basis.

Revenues from time-and-material contracts are recognized as billable services are rendered, assuming all other basic revenue recognition criteria are met.

Revenues from fixed-price contracts are recognized using the proportional performance method as determined by the proportional relation of the contract costs incurred to date relative to the estimated total contract costs at completion.  Estimated contract costs are obtained from budgets that are reviewed monthly and revised as necessary.  The Group reviews the estimated revenues and estimated costs on each project at the end of each reporting period.  Any revisions to existing estimates are made when required by members of management having the relevant authority.  As part of the review process, management regularly compares and analyzes the actual costs and the estimate of costs to complete the projects to the original estimated costs and the total contract price with revisions to estimates reflected in the period in which changes become known.  To date, the Group has not incurred a material loss on any contracts executed on a fixed-price basis.  However, as a policy, provisions for estimated losses on such engagements will be made during the period in which a loss becomes probable and can be reasonably estimated.

For the years ended December 31, 2009, 2010 and 2011, details of net revenues breakdown by contract type were as follows:

	Years ended December 31,
	2009	2010	2011

Time-and-material	$78,986	$121,110	$175,115
Fixed-price	12,470	25,469	43,874
Total	$91,456	$146,579	$218,989

Business tax

The Company’s subsidiaries in the PRC are subject to business tax of 5% and related surcharges on the revenues earned from providing services.  Certain contracts under specific formalities are exempted from business taxes in accordance with the PRC tax laws.  Business tax is recorded as a reduction in revenues when incurred, and the outstanding balance has been recorded in other taxes payable.

Government subsidies

Government subsidies mainly represent amounts granted by local government authorities as an incentive for companies to promote development of the local technology industry.  The Group may receive government subsidies, which relate to government sponsored projects, and are recorded as a liability when received and deducted in reporting the related expenses when performance of the obligations is completed.  The Group reports government subsidies as deduction of the related expenses when received if there is no further performance obligation.  Subsidy income amounted to $611, $1,553 and $2,744 for the years ended December 31, 2009, 2010 and 2011, respectively, and was included in general and administrative expenses.

Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases.  Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease periods.

Capital leases

Capital leases are recorded as an asset and an obligation at an amount equal to the present value, at the beginning of lease term, of minimum lease payments during the lease term, or if lower, the fair value of the leased assets.  The assets are amortized over the useful life of the assets, or if shorter, the lease term.  Lease payments are allocated between a reduction of the obligation and interest expense so as to produce a consistent periodic rate of interest on the remaining balance of the obligation.

Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities.  Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements.  Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years.  Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized.  The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics.  The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority.  An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.  Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

Foreign currency translation

The functional and reporting currency of the Company is the United States dollar (“U.S. dollar”).

The financial records of the Company’s subsidiaries and VIE located in the PRC, Japan, the U.S., Hong Kong and Singapore are maintained in their local currencies, the Renminbi (“RMB”), Japanese Yen (“Yen”), U.S. dollars, Hong Kong Dollars (“HK$”) and Singapore Dollars (“SN$”), respectively, which are also the functional currencies of these entities.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date.  Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred.  Transaction gains and losses are recognized in the statements of operations. During the years ended December 31, 2009, 2010 and 2011, foreign currency exchange gain (loss) included in general and administrative expenses in the consolidated statements of operations are $(352), $270, and $(2,070), respectively.

The entities with functional currency of RMB, Yen, HK$, and SN$ translate their operating results and financial position into the U.S. dollar, the Group’s reporting currency.  Assets and liabilities are translated using the exchange rates in effect on the balance sheet date.  Revenues, expenses, gains and losses are translated using the average rate for the year.  Translation adjustments are reported as foreign currency translation adjustments and are shown as a separate component of other comprehensive income.

Comprehensive income

Comprehensive income for the year includes net income and foreign currency translation adjustments.  Comprehensive income for the year is reported in the consolidated statements of changes in equity (deficit) and comprehensive income.

Fair value of financial instruments

Financial instruments include cash and cash equivalents, restricted cash, term deposits, accounts receivable, accounts payable, loan receivable, and bank borrowings.  The carrying values of cash and cash equivalents, restricted cash, term deposits, accounts receivable, accounts payable and loan receivable approximate their fair values due to short-term maturities.

The carrying amounts of bank borrowings approximate their fair values as the bank borrowings bear variable interest rates which approximate the market interest rate.

Net income per share

Basic net income per common share is computed by dividing net income attributable to common shareholders by the weighted average number of common shares outstanding during the period.

Diluted net income per common share reflects the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted into common shares.

The convertible redeemable preferred shares are participating securities as the preferred shares participate in undistributed earnings on an as-if-converted basis.  Accordingly, the Group applies the two-class method of computing net income per share, for common and preferred shares according to participation rights in undistributed earnings.  Under this method, undistributed net income should be allocated on a pro rata basis to the common and preferred shares to the extent that each class may share income for the period; whereas the undistributed net loss is allocated to common shares because preferred shares are not contractually obligated to share the loss.

The Group had convertible redeemable preferred shares, stock options and potentially issuable common shares whose issuance is contingent upon the satisfaction of certain conditions in connection with business acquisitions, which could potentially dilute basic earnings per share.  To calculate the number of shares for diluted income per share, the effect of the convertible redeemable preferred shares is computed using the as-if-converted method; the effect of stock options is computed using the treasury stock method.

Share-based compensation

Share-based payment transactions with employees, such as share options, are measured based on the grant date fair value of the equity instrument.  The Group recognizes the compensation costs, net of a forfeiture rate, using the graded vesting method over the requisite service period of the award, which is generally the vesting period of the award.  The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates.  Changes in estimated forfeitures are recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of stock compensation expense to be recognized in future periods.

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.  An asset or liability categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Business combinations

Business combinations are recorded using the purchase method of accounting.  On January 1, 2009, the Group adopted a new accounting pronouncement with prospective application which made certain changes to the previous authoritative literature on business combinations.

From January 1, 2009, the assets acquired, the liabilities assumed, and any noncontrolling interest of the acquiree at the acquisition date, if any, are measured at their fair values as of that date.  Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any noncontrolling interest of the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired.  Previously, any noncontrolling interest was reflected at historical cost.

Common forms of the consideration made in acquisitions include cash and common equity instruments.  Consideration transferred in a business acquisition is measured at the fair value as at the date of acquisition.  For shares issued in a business combination prior to the IPO, the Group estimated the fair value of its common shares as of the date of acquisition.

Where the consideration in an acquisition includes contingent consideration the payment of which depends on the achievement of certain specified conditions post-acquisition, from January 1, 2009, the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability it is subsequently carried at fair value with changes in fair value reflected in earnings.  For periods prior to January 1, 2009, contingent consideration was not recorded until the contingency was resolved.

Recent accounting pronouncements not yet adopted

In May 2011, the FASB issued an authoritative pronouncement on fair value measurement.  The guidance is the result of joint efforts by the FASB and International Accounting and Standards Board to develop a single, converged fair value framework.  The guidance is largely consistent with existing fair value measurement principles in US GAAP.  The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

•                                          Highest-and-best-use and valuation-premise concepts for nonfinancial assets - the guidance indicates that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.

•                                          Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk - the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met.  When the criteria are met, an entity can measure the fair value of the net risk position.

•                                          Premiums or discounts in fair value measure - the guidance states that premiums or discounts that reflect size as a characteristic of the reporting entity’s holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market’s normal daily trading volume is not sufficient to absorb the quantity held by the entity) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement.

•                                          Fair value of an instrument classified in a reporting entity’s shareholders’ equity - the guidance prescribes a model for measuring the fair value of an instrument classified in shareholders’ equity; this model is consistent with the guidance on measuring the fair value of liabilities.

•                                          Disclosures about fair value measurements - the guidance expands disclosure requirements, particularly for Level 3 inputs.  Required disclosures include:

•                                          For fair value measurements categorized in level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

•                                          The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed.

The guidance is to be applied prospectively and effective for interim and annual periods beginning after December 15, 2011 for public entities.  Early application by public entities is not permitted.  The Group does not expect the adoption of the pronouncement to have a significant impact on its consolidated financial statements.

In June 2011, the FASB issued an authoritative pronouncement to allow an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income.  The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in shareholders’ equity.  These amendments do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income.  The guidance should be applied retrospectively.  For public entities, the amendments are effective for fiscal years and interim periods within those years, beginning after December 15, 2011.  Early adoption is permitted.  In December 2011, the FASB issued an authoritative pronouncement related to deferral of the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income.  This guidance allows the FASB to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented.  While the FASB is considering the operational concerns about the presentation requirements for reclassification adjustments and the needs of financial statement users for additional information about reclassification adjustments, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before update the pronouncement issued in June 2011.  The Group does not expect the adoption of this pronouncement to have a significant impact on its consolidated financial statements.

In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment.  The guidance is intended to simplify how entities, both public and nonpublic, test goodwill for impairment.  The pronouncement  permits an entity to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test.  The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011.  Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued.  The Group does not expect the adoption of this pronouncement to have a significant impact on its consolidated financial statements.

In December 2011, the FASB issued an authoritative pronouncement related to Disclosures about Offsetting Assets and Liabilities.  The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented.  The Group is in the process of evaluating the effect of adoption of this pronouncement on its consolidated financial statements.